Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs and expenses:
General and administrative	$ 763,902	$ 58,160		$ 4,557,486
Interest expense
Net loss	(15,464,432)	(1,712,172)		(18,604,910)
Other income (expense), net:
Net loss	(15,464,432)	(1,712,172)		(18,604,910)
Financing cost – derivative warrant liabilities		(475,854)
Change in fair value of derivative warrant liabilities	(14,671,670)	(1,121,670)		(13,980,000)
Interest earned on investments held in Trust Account	21,803			33,543
General and administrative	763,902	58,160		4,557,486
Franchise tax expense	50,663	56,488		100,967
Total operating expenses	(814,565)	$ (114,648)		(4,658,453)
Class A Common Stock
Interest expense
Net loss	$ 21,803			$ 33,543
Net loss per share attributable to common stockholders, basic and diluted	$ 0.00	$ 0.00		$ 0.00
Weighted-average shares used in computing net loss per share, basic and diluted	27,500,000	27,500,000		27,500,000
Other income (expense), net:
Net loss	$ 21,803			$ 33,543
Net loss per share attributable to common stockholders, basic and diluted	$ 0.00	$ 0.00		$ 0.00
Weighted-average shares used in computing net loss per share, basic and diluted	27,500,000	27,500,000		27,500,000
Class B Common Stock
Interest expense
Net loss per share attributable to common stockholders, basic and diluted	$ (2.25)	$ 0.27		$ (2.71)
Weighted-average shares used in computing net loss per share, basic and diluted	6,875,000	6,375,000		6,875,000
Other income (expense), net:
Net loss per share attributable to common stockholders, basic and diluted	$ (2.25)	$ 0.27		$ (2.71)
Weighted-average shares used in computing net loss per share, basic and diluted	6,875,000	6,375,000		6,875,000
A Place For Rover INC
Revenue	$ 24,482,000		$ 5,381,000	$ 36,678,000	$ 22,372,000	$ 48,800,000	$ 95,052,000	$ 71,411,000
Costs and expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)						19,823,000	23,522,000	16,173,000
Operations and support	3,482,000		2,482,000	5,715,000	7,537,000	12,371,000	19,882,000	17,430,000
Marketing	4,462,000		2,146,000	7,128,000	11,496,000	16,332,000	49,921,000	58,845,000
Product development						22,567,000	22,066,000	16,886,000
General and administrative	5,732,000		4,601,000	12,368,000	10,803,000	21,813,000	24,947,000	22,390,000
Depreciation and amortization						8,899,000	8,390,000	7,125,000
Total costs and expenses						101,805,000	148,728,000	138,849,000
Cost of revenue (exclusive of depreciation and amortization shown separately below)	6,283,000		6,209,000	10,459,000	11,627,000
Product development	5,086,000		4,927,000	9,554,000	13,738,000
Depreciation and amortization	1,849,000		2,100,000	3,699,000	4,862,000
Total costs and expenses	26,894,000		22,465,000	48,923,000	60,063,000
Loss from operations	(2,412,000)		(17,084,000)	(12,245,000)	(37,691,000)	(53,005,000)	(53,676,000)	(67,438,000)
Interest income						488,000	2,807,000	2,654,000
Interest expense
Loss from impairment of DogHero investment	(3,482,000)		(2,482,000)	(5,715,000)	(7,537,000)	(12,371,000)	(19,882,000)	(17,430,000)
Other income (expense), net	(725,000)		(1,024,000)	(1,469,000)	(985,000)	172,000	(1,109,000)	(21,000)
Total other income (expense), net						(4,574,000)	1,494,000	2,492,000
Loss before income taxes	(3,137,000)		(18,108,000)	(13,714,000)	(38,676,000)	(57,579,000)	(52,182,000)	(64,946,000)
Benefit from income taxes	331,000		29,000	317,000	52,000	94,000	468,000	269,000
Net loss	$ (2,806,000)		$ (18,079,000)	$ (13,397,000)	$ (38,624,000)	(57,485,000)	(51,714,000)	(64,677,000)
Deemed dividend to preferred stockholders								(491,000)
Net loss attributable to common stockholders						$ (57,485,000)	$ (51,714,000)	$ (65,168,000)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.09)		$ (0.63)	$ (0.45)	$ (1.35)	$ (2.00)	$ (1.84)	$ (2.49)
Weighted-average shares used in computing net loss per share, basic and diluted	30,189,000		28,699,000	29,837,000	28,660,000	28,804	28,074	26,159
Loss from operations	$ (2,412,000)		$ (17,084,000)	$ (12,245,000)	$ (37,691,000)	$ (53,005,000)	$ (53,676,000)	$ (67,438,000)
Other income (expense), net:
Interest income	4,000		129,000	8,000	461,000
Interest expense	(703,000)		(1,009,000)	(1,400,000)	(1,258,000)
Other expense, net	(26,000)		(144,000)	(77,000)	(188,000)
Total other income (expense), net	(725,000)		(1,024,000)	(1,469,000)	(985,000)	172,000	(1,109,000)	(21,000)
Loss before income taxes	(3,137,000)		(18,108,000)	(13,714,000)	(38,676,000)	(57,579,000)	(52,182,000)	(64,946,000)
Benefit from income taxes	331,000		29,000	317,000	52,000	94,000	468,000	269,000
Net loss	$ (2,806,000)		$ (18,079,000)	$ (13,397,000)	$ (38,624,000)	$ (57,485,000)	$ (51,714,000)	$ (64,677,000)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.09)		$ (0.63)	$ (0.45)	$ (1.35)	$ (2.00)	$ (1.84)	$ (2.49)
Weighted-average shares used in computing net loss per share, basic and diluted	30,189,000		28,699,000	29,837,000	28,660,000	28,804	28,074	26,159
General and administrative	$ 5,732,000		$ 4,601,000	$ 12,368,000	$ 10,803,000	$ 21,813,000	$ 24,947,000	$ 22,390,000
A Place For Rover INC | Dog Hero
Costs and expenses:
Operations and support						2,080,000
Interest expense
Loss from impairment of DogHero investment						$ (2,080,000)